UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    Feb 10, 2012


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            	 0

Form 13F Information Table Entry Total:         88
Form 13F Information Table Value Total:         1,207,225  (X 1,000)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



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                                                                FORM 13F INFORMATION TABLE

					Title of 		 Value 	      Shares/	    SH/     PUT/  Invtmnt  Other	 Voting Authority
Issuer					Class	  CUSIP		 * $1000      PRN Amount    PRN     CALL  Dscretn  Mgrs  Sole    Shared  None
Airgas Inc                              CS        009363102      22,049       282,384        SH            SOLE          282,384
AMC Networks Inc                        CS        00164V103      8,831        234,991        SH            SOLE          234,991
American Capital Ltd                    CS        02503Y103      6,597        980,299        SH            SOLE          980,299
American Electric Power Co Inc          CS        025537101      2,066        50,000         SH            SOLE          50,000
AMERIGROUP Corp                         CS        03073T102      5,034        85,201         SH            SOLE          85,201
Apple Inc                               CS        037833100      10,611       26,200         SH            SOLE          26,200
Ashland Inc                             CS        044209104      5,995        104,873        SH            SOLE          104,873
Cemex SAB de CV                         CS        151290889      5,821        1,080,000      SH            SOLE          1,080,000
CenturyLink Inc                         CS        156700106      8,527        229,210        SH            SOLE          229,210
Colfax Corp                             CS        194014106      1,213        42,600                PUT    SOLE          42,600
Comverse Technology Inc                 CS        205862402      11,663       1,700,189      SH            SOLE          1,700,189
Consolidated Edison Inc                 CS        209115104      3,102        50,000         SH            SOLE          50,000
Convergys Corp                          CS        212485106      6,812        533,443        SH            SOLE          533,443
Covidien Ltd                            CS        G2254F105      16,876       374,946        SH            SOLE          374,946
Cemex SAB de CV                         CS        151290889      5,390        1,000,000             PUT    SOLE          1,000,000
Delphi Automotive PLC                   CS        G27823106      129,137      6,310,779      SH            SOLE          6,310,779
Diamond Foods Inc                       CS        252603105      10,003       309,993        SH            SOLE          309,993
DIRECTV                                 CS        25490A101      10,606       248,037        SH            SOLE          248,037
Dollar Thrifty Automotive Grou          CS        256743105      34,358       489,014        SH            SOLE          489,014
Dollar Thrifty Automotive Grou          CS        256743105      1,089        15,500                PUT    SOLE          15,500
Dominion Resources Inc/VA               CS        25746U109      2,654        50,000         SH            SOLE          50,000
EI du Pont de Nemours & Co              CS        263534109      2,289        50,000         SH            SOLE          50,000
Duke Energy Corp                        CS        26441C105      1,100        50,000         SH            SOLE          50,000
Dunkin' Brands Group Inc                CS        265504100      250          10,000         SH            SOLE          10,000
Eastman Kodak Co                        CS        277461109      909          1,400,000      SH            SOLE          1,400,000
Eastman Kodak Co 	                CS        277461109      909          1,400,000             PUT    SOLE          1,400,000
Eli Lilly & Co                          CS        532457108      2,078        50,000         SH            SOLE          50,000
EMC Corp/Massachusetts                  CS        268648102      26,710       1,240,000             PUT    SOLE          1,240,000
EMC Corp/Massachusetts                  CS        268648102      30,459       1,414,082      SH            SOLE          1,414,082
Entergy Corp                            CS        29364G103      3,653        50,000         SH            SOLE          50,000
EQT Corp                                CS        26884L109      27,001       492,800        SH            SOLE          492,800
FORD MOTOR CO                           WT        345370134      24,000       10,000,000     SH            SOLE          10,000,000
Fairpoint Communications Inc            CS        305560302      247          57,267         SH            SOLE          57,267
Global Eagle Acquisition Corp           WT        37951D110      376          835,000        SH            SOLE          835,000
Global Eagle Acquisition Corp           CS        37951D102      8,135        850,000        SH            SOLE          850,000
Grifols SA                              CS        398438309      4,807        870,790        SH            SOLE          870,790
Hampton Roads Bankshares Inc            CS        409321502      9,057        3,305,343      SH            SOLE          3,305,343
Harris Corp                             CS        413875105      7,507        208,310        SH            SOLE          208,310
Healthspring Inc                        CS        42224N101      167,337      3,068,152      SH            SOLE          3,068,152
Hertz Global Holdings Inc               CS        42805T105      12,948       1,104,770      SH            SOLE          1,104,770
HSN Inc                                 CS        404303109      6,698        184,721        SH            SOLE          184,721
iPATH S&P 500 VIX Short-Term F          CS        06740C261      1,599        45,000         SH            SOLE          45,000
Ivanhoe Mines Ltd/CA                    CS        46579N103      16,169       912,469        SH            SOLE          912,469
Ivanhoe Mines Ltd/CA                    CS        46579N103      2,778        156,800               CALL   SOLE          156,800
Johnson & Johnson                       CS        478160104      3,279        50,000         SH            SOLE          50,000
Kimberly-Clark Corp                     CS        494368103      3,678        50,000         SH            SOLE          50,000
Liberty Media Corp - Liberty C          CS        530322106      14,656       188,017        SH            SOLE          188,017
Lorillard Inc                           CS        544147101      2,850        25,000         SH            SOLE          25,000
Martin Marietta Materials Inc           CS        573284106      2,006        26,600         SH            SOLE          26,600
Merck & Co Inc                          CS        58933Y105      1,885        50,000         SH            SOLE          50,000
METLIFE INC                             CNVPFD    59156R116      61,485       1,000,000      SH            SOLE          1,000,000
Northrop Grumman Corp                   CS        666807102      2,924        50,000         SH            SOLE          50,000
Oshkosh Corp                            CS        688239201      3,751        175,433        SH            SOLE          175,433
PepsiCo Inc/NC                          CS        713448108      3,318        50,000         SH            SOLE          50,000
Pfizer Inc                              CS        717081103      39,933       1,845,321      SH            SOLE          1,845,321
Pharmasset Inc                          CS        71715N106      36,112       282,102        SH            SOLE          282,102
PPL CORPORATION                         CS        69351T106      1,471        50,000         SH            SOLE          50,000
Public Service Enterprise Grou          CS        744573106      1,651        50,000         SH            SOLE          50,000
Pioneer Nat Res Co 2.875% 1/15/38       CB        723787AH0      57,512       37,500,000     PRN           SOLE          37,500,000
Radian GROUP Inc 3%  11/15/17           CB        750236AK7      21,916       50,000,000     PRN           SOLE          50,000,000
Radian Group Inc                        CS        750236101      2,387        1,020,000      SH            SOLE          1,020,000
Ralcorp Holdings Inc                    CS        751028101      367          4,295          SH            SOLE          4,295
Reynolds American Inc                   CS        761713106      2,071        50,000         SH            SOLE          50,000
RightNow Technologies Inc               CS        76657R106      2,791        65,280         SH            SOLE          65,280
Rubicon Minerals Corp                   CS        780911103      4,073        1,072,800      SH            SOLE          1,072,800
Sanofi 12/31/2020                       RT        80105N113      700          603,201        SH            SOLE          603,201
Sirius XM Radio Inc                     CS        82967N108      7,171        3,962,100      SH            SOLE          3,962,100
SPDR S&P 500 ETF Trust                  CS        78462F103      2,610        20,800         SH            SOLE          20,800
Spectra Energy Corp                     CS        847560109      1,538        50,000         SH            SOLE          50,000
Standard Pacific Corp 6% 10/1/12        CB        853763AA8      8,051        7,932,000      PRN           SOLE          7,932,000
SuccessFactors Inc                      CS        864596101      20,295       509,026        SH            SOLE          509,026
SunCoke Energy Inc                      CS        86722A103      224          20,000         SH            SOLE          20,000
Transatlantic Holdings Inc              CS        893521104      1,720        31,428         SH            SOLE          31,428
TripAdvisor Inc                         CS        896945201      1,006        39,899         SH            SOLE          39,899
Tyson Foods Inc 3.25% 10/15/13          CB        902494AP8      36,406       27,479,000     PRN           SOLE          27,479,000
Tyco International Ltd                  CS        H89128104      32,074       686,659        SH            SOLE          686,659
United Continental Holdings In          CS        910047109      3,213        170,257        SH            SOLE          170,257
Universal Business Payment Sol          CS        913384202      3,563        598,800        SH            SOLE          598,800
US Steel Corp 4% 5/15/14                CB        912909AE8      11,042       10,000,000     PRN           SOLE          10,000,000
Pharmasset Inc                          CS        71715N106      12,801       100,000               CALL   SOLE          100,000
Warner Chilcott PLC                     CS        G94368100      9,953        658,260        SH            SOLE          658,260
WellCare Health Plans Inc               CS        94946T106      7,408        141,112        SH            SOLE          141,112
WellPoint Inc                           CS        94973V107      1,988        30,000         SH            SOLE          30,000
Wesco Aircraft Holdings Inc             CS        950814103      7,518        537,385        SH            SOLE          537,385
Williams Cos Inc/The                    CS        969457100      17,585       532,562        SH            SOLE          532,562
WR Grace & Co                           CS        38388F108      27,778       604,918        SH            SOLE          604,918
Wynn Resorts Ltd                        CS        983134107      49,721       450,000        SH            SOLE          450,000
Yahoo! Inc                              CS        984332106      7,294        452,500        SH            SOLE          452,500
                                                                 1,207,225


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